Submission	Jun. 12, 2025
Submission [Line Items]
Central Index Key	0001104506
Registrant Name	Insmed Incorporated
Registration File Number	333-272088
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES